Description of the business and summary of significant accounting policies - Leases (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges recorded in respect of right-of-use asset	$ 0	$ 0	$ 0
Variable rent	$ 1,428,179	$ 680,964	$ 659,106
Aircraft and engines
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	18 years
Spare engines
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	14 years
Minimum | Buildings leases
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	1 year
Maximum | Buildings leases
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	10 years
Maximum | Maintenance component
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of the assets	8 years